Principal Accounting Policies (Details) - Schedule of Property Plant and Equipment Useful Lives	12 Months Ended
Mar. 31, 2024
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term
Minimum [Member] | Warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Furniture, computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Furniture, computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years